Short Term Loans From Banks and Others - Schedule of Short Term Loans From Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Short Term Loans From Banks and Others [Line Items]
Loans from banks and others	$ 177,899	$ 141,782
Current maturities of long-term loans from banks and others [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS
Loans from banks and others	$ 48,341	38,976
Current maturities of long-term loans from banks and others [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.90%
Current maturities of long-term loans from banks and others [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	8.40%
Current maturities of long-term loans from banks [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	USD
Loans from banks and others	$ 10,220	13,516
Current maturities of long-term loans from banks [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	6.50%
Current maturities of long-term loans from banks [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	6.60%
Commercial securities not listed [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.25%
Currency	NIS
Loans from banks and others	$ 97,788	82,259
Short-term bank loans and credit line [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS and USD
Loans from banks and others	$ 20,481	5,738
Short-term bank loans and credit line [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	3.40%
Short-term bank loans and credit line [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	0.95%
Accrued interest on long-term loans from banks and others [Member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Currency	NIS and USD
Loans from banks and others	$ 1,069	$ 1,293
Accrued interest on long-term loans from banks and others [Member] | Bottom of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	0.02%
Accrued interest on long-term loans from banks and others [Member] | Top of range [member]
Schedule of Short Term Loans From Banks and Others [Line Items]
Interest rate (%)	1.20%